Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Trust for the reporting period ending August 31, 2025:

Item C.7. Reliance on certain statutory exemptions and rules:

Item C.7.f. Rule 17a-8 (17 CFR 270.17a-8) was updated to reflect a Yes response relating to:

Series Name: Goldman Sachs Enhanced U.S. Equity Fund

Series identification number: S000020773

Other than the update noted above, no other modifications were made to the filing as initially submitted on November 13, 2025 (Accession No. 0000940400-25-005877).